Fair Value Quantitative and Qualitative Disclosure - Summary of Fair Value Measurement of Asset and Liability (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Financial liabilities
Liabilities at fair value with changes in P/L		$ 9,523
Derivative instruments	$ 1,369	34,116
Repo Transactions	164,469	3,968,851	$ 2,018,763
Other financial liabilities	15,318,513	15,593,151	11,684,864
Financing received from Central Bank and other financial institutions	3,109,391	1,734,947	483,260
Issued corporate bonds	10,509,898	12,194,446	3,126,512
Subordinated corporate bonds	23,798,812	18,306,060	19,567,228
TOTAL FINANCIAL LIABILITIES	294,087,218	266,318,272	247,738,555
FINANCIAL ASSETS
Cash and deposits in banks	74,766,039	52,505,097	66,306,368
Cash	10,696,465	9,982,946	8,975,352
Financial institutions and correspondents	(164,667)	(3,968,851)	(2,018,763)
Debt Securities at fair value through profit or loss	2,635,247	1,603,472	612,613
Derivative instruments	17,293	12,149	17,911
Repo transactions		2,096,284	35,237
Other financial assets	2,999,584	3,355,507	2,036,966
To the non-financialgovernment sector	3,031,870	4,227,273	3,512,319
Other financial institutions	5,625,848	4,782,999	3,156,606
Other debt securities	64,584,759	51,238,580	37,579,769
Financial assets delivered as guarantee	6,756,220	11,277,691	6,800,296
Equity Instruments at fair value through profit or loss	51,518	417,334	749,675
Financial liabilities at amortised cost, category [member]
Financial liabilities
Non financial liabilities at private and foreign residents		5,063,352
Deposits From the non financial government sector	19,354,087	19,032,549	17,445,381
From the financial sector	148,275	120,123	102,938
Repo Transactions		0	0
Other financial institutions		3,968,851	2,018,763
Other financial liabilities		15,593,151	11,684,864
Financing received from Central Bank and other financial institutions		1,733,524	479,907
Issued corporate bonds		6,957,379	3,104,030
Subordinated corporate bonds		11,170,509	11,749,101
TOTAL FINANCIAL LIABILITIES		252,223,785	235,149,693
Financial liabilities measured at fair value through other comprehensive income category [member]
Financial liabilities
Liabilities at fair value with changes in P/L		9,523
Derivative instruments		34,116
Repo Transactions		0
TOTAL FINANCIAL LIABILITIES		43,639
Amortized cost [member]
Financial liabilities
Repo Transactions	0
Other financial institutions	164,469
Other financial liabilities	15,318,513
Financing received from Central Bank and other financial institutions	2,998,010
Issued corporate bonds	6,377,311
Subordinated corporate bonds	15,288,390
TOTAL FINANCIAL LIABILITIES	278,101,112
FINANCIAL ASSETS
Cash and deposits in banks			8,975,352
Cash	10,696,465	9,982,946
Financial institutions and correspondents	63,613,775	40,580,285	57,329,190
Other	455,799	1,941,866	1,826
Repo transactions		2,096,284	35,237
Other financial assets	2,586,448	2,642,016	1,734,244
Loans and other financing		2,781,024	2,921,334
To the non-financialgovernment sector	1,775,507
Other financial institutions		4,782,999	3,156,606
Other financial institutions	5,625,848
Other debt securities	8,151,176	1,386,173	1,576,916
Financial assets delivered as guarantee	6,605,764	6,857,596	4,587,338
TOTAL FINANCIAL ASSETS	271,275,890	261,351,844	237,104,469
Fair value with changes in other comprehensive income [member]
FINANCIAL ASSETS
Other debt securities	56,433,583	49,852,407	36,002,853
Financial assets delivered as guarantee		4,413,734	1,544,733
TOTAL FINANCIAL ASSETS	56,433,583	54,266,141	37,547,586
Fair value with changes in P/L [member]
Financial liabilities
Derivative instruments	1,369
Repo Transactions	0
TOTAL FINANCIAL LIABILITIES	1,369
FINANCIAL ASSETS
Debt Securities at fair value through profit or loss	2,635,247	1,603,472	612,613
Derivative instruments	17,293	12,149	17,911
Other financial assets	413,136	713,491	302,722
Financial assets delivered as guarantee	150,456	6,361	668,225
Equity Instruments at fair value through profit or loss	51,518	417,334	749,675
TOTAL FINANCIAL ASSETS	3,267,650	2,752,807	2,351,146
Checking accounts [member] | Financial liabilities at amortised cost, category [member]
Financial liabilities
Non financial liabilities at private and foreign residents	24,435,104	30,678,701	32,587,686
Savings account [member] | Financial liabilities at amortised cost, category [member]
Financial liabilities
Non financial liabilities at private and foreign residents	68,696,031	65,750,239	51,377,895
Time deposits and Investment accounts [member] | Financial liabilities at amortised cost, category [member]
Financial liabilities
Non financial liabilities at private and foreign residents	121,252,171	92,155,407	88,997,651
Other [member] | Financial liabilities at amortised cost, category [member]
Financial liabilities
Non financial liabilities at private and foreign residents			15,601,477
Other Accounts [member] | Financial liabilities at amortised cost, category [member]
Financial liabilities
Non financial liabilities at private and foreign residents	4,068,751
Overdrafts [member] | Amortized cost [member]
FINANCIAL ASSETS
Non financial assets at private and foreign residents	18,048,532	13,975,052	16,760,056
Document [member] | Amortized cost [member]
FINANCIAL ASSETS
Non financial assets at private and foreign residents	25,159,657	26,045,856	21,112,213
Mortgage loans [member] | Amortized cost [member]
FINANCIAL ASSETS
Non financial assets at private and foreign residents	15,852,595	12,273,449	7,724,004
Pledge loans [member] | Amortized cost [member]
FINANCIAL ASSETS
Non financial assets at private and foreign residents	4,367,045	6,133,558	4,220,935
Personal loans [member] | Amortized cost [member]
FINANCIAL ASSETS
Non financial assets at private and foreign residents	57,516,829	71,497,740	55,830,555
Credit card [member] | Amortized cost [member]
FINANCIAL ASSETS
Non financial assets at private and foreign residents	29,429,548	36,587,962	34,512,143
Financial Leases [member] | Amortized cost [member]
FINANCIAL ASSETS
Non financial assets at private and foreign residents	448,159	876,975	689,382
Other [member] | Amortized cost [member]
FINANCIAL ASSETS
Non financial assets at private and foreign residents	20,942,743	20,910,063	15,937,138
Level 1 [member]
Financial liabilities
Derivative instruments	593
Repo Transactions	0
TOTAL FINANCIAL LIABILITIES	593
FINANCIAL ASSETS
Debt Securities at fair value through profit or loss	982,116	624,345	310,078
Derivative instruments	13,732	1,181
Other financial assets	321,968	474,673	302,722
Other debt securities	42,646,037	49,593,075	4,862,250
Financial assets delivered as guarantee	150,456	4,413,734	2,212,958
Equity Instruments at fair value through profit or loss	6,110	364,515	683,928
TOTAL FINANCIAL ASSETS	44,120,419	55,471,523	8,371,936
Level 1 [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Liabilities at fair value with changes in P/L		9,523
Derivative instruments		10,585
Repo Transactions		0
TOTAL FINANCIAL LIABILITIES		20,108
Level 2 [member]
Financial liabilities
Derivative instruments	776	23,531
Repo Transactions	0	0
TOTAL FINANCIAL LIABILITIES	776	23,531
FINANCIAL ASSETS
Debt Securities at fair value through profit or loss	362,079	926,209	300,545
Derivative instruments	3,561	10,968	17,911
Other debt securities	13,787,546	259,332	31,140,603
Financial assets delivered as guarantee		6,361
Equity Instruments at fair value through profit or loss			33,698
TOTAL FINANCIAL ASSETS	14,153,186	1,202,870	31,492,757
Level 3 [member]
Financial liabilities
Repo Transactions	0
FINANCIAL ASSETS
Debt Securities at fair value through profit or loss	1,291,052	52,918	1,990
Other financial assets	91,168	238,818
Equity Instruments at fair value through profit or loss	45,408	52,819	32,049
TOTAL FINANCIAL ASSETS	$ 1,427,628	$ 344,555	$ 34,039